Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Summary of Income Before Income Tax Is Comprised
Income before income tax is comprised of the following:

	Year Ended December 31
	2023	2024	2025
	US$	US$	US$
Cayman	(17,082)	(5,305)	(21,802)
Income recorded in Hong Kong	23,741	34,983	14,208
Income from other foreign operations	54,389	77,731	147,721

Income before taxes	61,048	107,409	140,127

Summary of Components of Income Tax Provision
The components of income tax provision (benefit) were as follows:

	Year Ended December 31
	2023	2024	2025
	US$	US$	US$
Current taxes:
Hong Kong taxes — current	3,983	5,428	1,728
Foreign taxes — current	3,764	13,154	15,937

Total current taxes	7,747	18,582	17,665
Deferred taxes:
Hong Kong taxes — deferred	—	—	—
Foreign taxes — deferred	428	(422)	(173)

Total deferred taxes	428	(422)	(173)

Income tax expense	8,175	18,160	17,492

Effective tax rate	13.4%	16.9%	12.5%

Summary of Reconciliation of Income Tax Expense on Pretax Income at Statutory Rate and Income Tax Expense
A reconciliation of the Hong Kong statutory rate of 16.5% to the Company’s effective tax rate for the year ended December 31, 2025 was as follows :

	2025
	US$	%
Tax at Hong Kong Statutory Rate	23,121	16.5
Other Jurisdiction Tax Effects
Cayman Islands
Statutory tax rate difference between Hong Kong and Cayman Islands	(3,482)	(2.5)
Nontaxable or nondeductible items	7,078	5.1
Other	290	0.2
Macau
Statutory tax rate difference between Hong Kong and Macau	(2,075)	(1.5)
Other	(131)	(0.1)
China
Statutory tax rate difference between Hong Kong and China	3,154	2.3
Tax Credits	(4,825)	(3.4)
Changes in Valuation Allowances	762	0.5
Other	(202)	(0.1)
U.S.
Statutory tax rate difference between Hong Kong and U.S.	(1,855)	(1.3)
Changes in Valuation Allowances	2,589	1.9
Other	31	0.0
Other Foreign Jurisdictions
Statutory tax rate difference between Hong Kong and Other Foreign Jurisdictions	1,046	0.8
Other	638	0.5
Changes in Unrecognized Tax Benefits	(8,647)	(6.2)

Provision for income taxes and effective tax rate	17,492	12.5

A reconciliation of the Company’s income tax expense at Cayman statutory rate and provision for income tax prior to adoption of ASU 2023-09 is shown below:

	2023	2024
	US$	US$
Tax expense at Cayman statutory rate	—	—
Differences between Cayman and other statutory tax rates	9,979	16,107
Permanent differences	206	365
Temporary differences	(1,614)	(2,703)
Alternative minimum tax	1	1
Income tax on undistributed earnings	—	193
Net changes in income tax credit	(205)	(101)
Net changes in valuation allowance of deferred income tax assets	3,260	5,014
Net operating loss carryforwards	(1,805)	497
Liabilities related to unrealized tax benefits	5,482	(42)
Adjustment of prior years’ taxes and others	(7,129)	(1,171)

Income tax expense	8,175	18,160

Summary of Income Tax Paid By Individual Jurisdiction
The following table presents income taxes paid, net of refunds received, for the year ended December 31, 2025.

Year ended December 31, 2025
US$
Hong Kong	5,729
Macau	10,078
Others	906

Total income tax paid, net of refunds	16,713

Summary of Deferred Income Tax Assets (Liabilities)
Significant components of our deferred tax assets (liabilities) at the end of each period are as follows:

	December 31
	2024	2025
	US$	US$
Stock-based compensation	1,520	3,090
Allowance for sales return	1,024	472
Inventory reserve	3,122	1,939
Foreign currency translation	(126)	7
Property and equipment	(628)	(568)
Investment tax credits	3,596	3,603
Net operating loss carryforwards	21,607	24,636
Others	6,563	7,228
Valuation allowance	(27,800)	(31,356)

Net deferred tax assets	8,878	9,051

Summary of Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	Year Ended December 31
	2023	2024	2025
	US$	US$	US$
Balance, beginning of year	37,105	43,764	43,584
Increases in tax positions taken in current year	16,054	4,376	6,328
Decrease in tax position taken in prior year primarily related to the resolution of tax audit	(9,395)	(4,556)	(14,654)

Balance, end of year	43,764	43,584	35,258

Summary of Major Jurisdictions and Tax Year Subject to Examination by Tax Authorities
The Company files income tax returns in the U.S. and foreign jurisdictions. The following table summarizes the Company’s major jurisdictions and tax years that remain subject to examination by tax authorities as of December 31, 2025:

Tax Jurisdiction	Tax Years
China	2022 and onward
Hong Kong	2022 and onward
Taiwan	2020 and onward
United States	2020 onward